Consolidated Statement of Cash Flows - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Profit before taxes	€ 1,454	€ 1,205	€ 1,159
Adjustments to reconcile profit before tax to net cash flows from operating activities:
Depreciation	587	461	443
Amortisation of intangible assets	52	51	47
Share-based payment expense	15	17	14
Finance costs, net	96	93	100
Income taxes paid	(270)	(263)	(247)
Changes in assets and liabilities:
Decrease in trade and other receivables	5	72	108
(Increase)/decrease in inventories	(25)	(45)	16
(Decrease)/increase in trade and other payables	(63)	297	142
(Decrease)/increase in provisions	(57)	9	(67)
Change in other operating assets and liabilities	110	(91)	(92)
Net cash flows from operating activities	1,904	1,806	1,623
Cash flows from investing activities:
Purchases of property, plant and equipment	(506)	(525)	(484)
Purchases of capitalised software	(96)	(75)	(36)
Proceeds from sales of property, plant and equipment	11	4	32
Investments in equity instruments	(8)	0	0
Net cash flows used in investing activities	(599)	(596)	(488)
Proceeds from borrowings, classified as financing activities	987	398	350
Changes from financing cash flows
Changes in short-term borrowings	101	(131)	250
Repayments of borrowings, classified as financing activities	625	426	1,160
Payments of principal on lease obligations	(128)	(18)	(20)
Interest paid, net	(86)	(81)	(94)
Dividends paid	(574)	(513)	(489)
Exercise of employee share options	26	25	13
Share repurchases under share repurchase programmes	(1,005)	(502)	0
Other financing activities, net	2	(11)	(2)
Net cash flows used in financing activities	(1,302)	(1,259)	(1,152)
Net change in cash and cash equivalents	3	(49)	(17)
Net effect of currency exchange rate changes on cash and cash equivalents	4	(2)	(9)
Cash and cash equivalents at beginning of period	309	360	386
Cash and cash equivalents at end of period	€ 316	€ 309	€ 360